INTEREST BEARING DEPOSITS WITH BANKS	12 Months Ended
Dec. 31, 2010
Interest Bearing Deposits In Banks Abstract
INTEREST BEARING DEPOSITS WITH BANKS
NOTE 8: INTEREST BEARING DEPOSITS WITH BANKS
Interest bearing deposits with banks at December 31, comprised:

	2009	2010
	(EUR in thousands)
Placements in EUR	2,196,035	5,894,673
Placements in other currencies	881,918	504,094
Total	3,077,953	6,398,767
Maturity analysis:
Up to 3 months	2,717,476	6,179,752
From 3 months to 1 year	175,922	44,742
Over 1 year	184,555	174,273
Total	3,077,953	6,398,767